Annual Total Returns (Bar Chart) (Invesco International Small Company Fund, Class A, Invesco International Small Company Fund)	12 Months Ended
May 02, 2011
Invesco International Small Company Fund | Class A, Invesco International Small Company Fund
Annual Total Return
'01	(10.48%)
'02	(2.68%)
'03	75.10%
'04	35.83%
'05	32.21%
'06	38.18%
'07	17.39%
'08	(54.24%)
'09	65.63%
'10	25.60%